WASATCH FUNDS, INC.

Supplement dated July 25, 2007

To the Prospectus dated January 31, 2007

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2007. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective August 1, 2007, investors are advised that James S. Gulbrandsen will no longer serve as part of the Global Science & Technology Fund’s portfolio management team. The Fund will continue to be managed by a team of Wasatch portfolio managers, led by Ms. Noor Kamruddin. All references to Mr. Gulbrandsen in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Supplement dated July 25, 2007

To the Statement of Additional Information dated January 31, 2007

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2007. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective August 1, 2007, all references to James S. Gulbrandsen are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE